Subsequent Events FHLB Borrowings - Additional Information (Detail) (Subsequent Event, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 31, 2012
Federal Home Loan Bank Advances, New Contract
Subsequent Event [Line Items]
Number of Federal Home Loan Bank advances	5
Advances by Federal Home Loan Bank	$ 636,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	2.28%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	3.28%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	2.94%
Federal Home Loan Bank Weighted Average Maturity	13 years
Federal Home Loan Bank Advances, Existing Contract, Modified
Subsequent Event [Line Items]
Number of Federal Home Loan Bank advances	5
Advances by Federal Home Loan Bank	$ 250,000
Federal Home Loan Bank Advances, Existing Contract, Modified | Post-modification Period
Subsequent Event [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	1.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	1.89%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	1.58%
Federal Home Loan Bank Weighted Average Maturity	7 years
Federal Home Loan Bank Advances, Existing Contract, Modified | Pre-modification Period
Subsequent Event [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	0.73%
Federal Home Loan Bank Weighted Average Maturity	2 years